Liquidity Risk - Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	£ 33,067	£ 40,523	£ 46,635
Loans and advances to customers	202,929	211,222
Loans and advances to banks	1,101	1,216
Reverse repurchase agreements - non-trading	10,338	12,468
Financial assets at fair value through other comprehensive income	9,040	8,481
Total assets	267,076	282,083
Liquidity risk | Assets positioned at central banks
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	847
Loans and advances to customers	49,888	58,489
Loans and advances to banks	0	0
Reverse repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	584	0
Total assets	50,472	59,336
Total | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,580	1,480
Loans and advances to customers	32,789	27,143
Loans and advances to banks	139	254
Reverse repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	1,529	14
Financial assets at fair value through other comprehensive income	3,920	5,254
Total assets	39,957	34,145
Covered bonds | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Loans and advances to customers	25,695	21,880
Loans and advances to banks	0	0
Reverse repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Total assets	25,695	21,880
Securitis- ations | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Loans and advances to customers	7,026	5,208
Loans and advances to banks	0	0
Reverse repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Total assets	7,026	5,208
Other | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,580	1,480
Loans and advances to customers	68	55
Loans and advances to banks	139	254
Reverse repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	1,529	14
Financial assets at fair value through other comprehensive income	3,920	5,254
Total assets	£ 7,236	£ 7,057